Income Taxes (Details) - Schedule of Reconciliation of the Income Tax Provision (Parentheticals) - CAD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Schedule of Reconciliation of the Income Tax Provision [Abstract]
Income Taxes at the Canadian Statutory Tax Rate	$ 26.5	$ 26.5	$ 26.5